Financing	12 Months Ended
Dec. 31, 2020
JD Health [Member]
Financing
24. Financing for JD Health
In May 2019, JD Health entered into definitive agreements for the non-redeemable

series A preference share financing (“JD Health Series A Preference Shares”) with a group of third-party investors. The total amount of financing raised from JD Health Series A Preference Shares was approximately RMB6.5 billion, representing 13.5% of the ownership of JD Health on a fully diluted basis.
In August 2020, JD Health entered into definitive agreements for the non-redeemable
series B preferred share financing (“JD Health Series B Preference Shares”) with a group third-party investors. The total amount of financing raised from JD Health Series B Preference Shares was approximately RMB6.3 billion, representing 4.5% of the ownership of JD Health on a fully diluted basis.
The Group determined that JD Health Series A Preference Shares and JD Health Series B Preference Shares should be classified as non-controlling
interests upon its issuance since they were not redeemable by the holders.
In December 2020, JD Health IPO was completed with net proceeds after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RMB25.7 billion, representing 13.8% of the issued share capital of JD Health immediately after the completion of the exercise of the over-allotment option. Upon the completion of JD Health IPO, JD Health Series A Preference Shares and JD Health Series B Preference Shares have been converted into ordinary shares of JD Health.
As of December 31, 2019, among the proceeds received, RMB1.0 billion was recorded as non-controlling
interests and RMB5.2 billion was recorded as additional
paid-in
capital. As of December 31, 2020, among the proceeds received, RMB11.8 billion was recorded as non-controlling
interests and RMB26.7 billion was recorded as additional
paid-in
capital.

JD MRO [Member]
Financing
25. Financing for JD MRO
In April and December 2020, JD Industrial Technology Inc. (“JD MRO”), the Group’s subsidiary specialized in industrial maintenance, repair and operations products and services, entered into definitive agreements for non-redeemable
series A and series
A-1
preference share financing (“JD MRO Series A and
A-1
Preference Shares”) with a group of third-party investors. The total amount of financing arising from JD MRO Series A and
A-1
Preference Shares was approximately US$335 million. The Group held over 80% of JD MRO’s issued and outstanding shares after the financing of JD MRO Series A and
A-1
Preference Shares.
The Group determined that JD MRO Series A and A
-
1 Preference Shares should be classified as
non-controlling
interests upon its issuance since they were not redeemable by the holders.
As of December 31, 2020, among the proceeds received, RMB0.5 billion was recorded as non-controlling
interests and RMB1.8 billion was recorded as additional
paid-in
capital, the remaining proceeds was received in January 2021.